ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) ¥ in Thousands			1 Months Ended	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Jun. 30, 2018 $ / shares shares	Dec. 31, 2019 subsidiary item shares	May 08, 2019	Nov. 20, 2017	Feb. 14, 2017
Number of subsidiaries | subsidiary				2
China
Number of branches | item				1
American Depository Shares
Shares isued (in shares) | shares			2,070,000	100,000
Issue price (per share) | $ / shares			$ 4.25
Class A Shares per ADS (in shares) | shares			2
Ambow Online
Equity interest divesture (in percent)		100.00%
Proceeds from divesture | ¥		¥ 0
21st Century Training Center
Equity interest divesture (in percent)	100.00%
Proceeds from divesture | ¥	¥ 1
Ambow NSAD Inc.
Ownership (in percent)					100.00%
Ambow BSC Inc
Ownership (in percent)							100.00%
Ambow BSC Inc | Bay State College Inc
Ownership (in percent)						100.00%